Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net loss	$ (18,447)	$ (8,482)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	383	222
Amortization expense - right-of-use assets - operating leases	488
Stock-based compensation, net of amounts capitalized	16,602	562
Issuance of warrants for services	0	83
Change in fair value of warrants	(22,156)	0
Net amortization of premiums and accretion of discounts on investments	0	120
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	682	29
Other assets	(126)	(65)
Accounts payable	1,644	264
Other long-term liabilities	60	0
Accrued expenses and other current liabilities	2,645	476
Net cash used in operating activities	(18,225)	(6,791)
Cash flows from investing activities
Maturities of investments	0	18,243
Purchase of property, equipment and software	(1,717)	(973)
Net cash provided by (used in) investing activities	(1,717)	17,270
Cash flows from financing activities
Payment towards notes payable	(81)	(66)
Proceeds from exercise of stock options	372	94
Repurchase of early exercised stock options	(4)	0
Net cash provided by (used in) financing activities	287	28
Net increase (decrease) in cash, cash equivalents and restricted cash	(19,655)	10,507
Cash, cash equivalents and restricted cash at beginning of period	265,020	11,460
Cash, cash equivalents and restricted cash at end of period	245,365	21,967
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	18	16
Supplemental schedule of noncash investing and financing activities
Acquisition of property, equipment and software in accounts payable	284	176
Acquisition of trucks by assuming notes payable	0	278
Right-of-use assets obtained in exchange for lease obligations	6,587	0
Stock-based compensation capitalized into internally developed software	156	36
Vesting of early exercised stock options	$ 15	$ 5